Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Brazil - 2.9%
Banco BTG Pactual SA	566,400	$ 6,452,079
Vale SA	363,200	5,819,206
		12,271,285
Canada - 1.7%
Fairfax India Holdings Corp. (A)(B)(C)	421,000	7,190,680
China - 12.5%
Fu Shou Yuan International Group Ltd. (C)	5,669,800	1,872,491
Kingdee International Software Group Co. Ltd. (B)	2,701,400	4,478,070
Kweichow Moutai Co. Ltd., Class A	28,010	5,647,551
Lenovo Group Ltd.	3,585,800	4,075,972
NetEase, Inc.	305,600	8,019,355
Tencent Holdings Ltd.	249,678	19,368,015
Zijin Mining Group Co. Ltd., H Shares	1,833,300	9,832,858
		53,294,312
Greece - 2.1%
Motor Oil Hellas Corinth Refineries SA	122,200	4,919,096
OPAP SA	197,300	3,975,781
		8,894,877
Hong Kong - 7.3%
AIA Group Ltd.	779,653	9,016,993
Alibaba Group Holding Ltd.	736,873	15,959,718
SITC International Holdings Co. Ltd.	1,618,700	6,037,930
		31,014,641
Hungary - 1.0%
Richter Gedeon Nyrt	131,500	4,401,278
India - 7.8%
360 ONE WAM Ltd.	387,300	4,753,911
Coal India Ltd.	925,900	4,428,819
HDFC Bank Ltd.	710,562	7,176,107
HEG Ltd.	713,300	4,190,432
ICICI Bank Ltd.	502,900	7,418,783
Reliance Industries Ltd.	363,026	5,513,220
		33,481,272
Kazakhstan - 1.4%
Halyk Savings Bank of Kazakhstan JSC, GDR (D)	181,400	5,832,010
Luxembourg - 1.1%
Millicom International Cellular SA	77,100	4,705,413
Mexico - 4.1%
Fomento Economico Mexicano SAB de CV	496,000	5,175,985
Promotora y Operadora de Infraestructura SAB de CV (C)	331,400	5,186,422
Vista Energy SAB de CV, ADR (B)(C)	98,300	5,946,167
Wal-Mart de Mexico SAB de CV	450,712	1,430,332
		17,738,906
Philippines - 1.7%
International Container Terminal Services, Inc.	653,800	7,128,669
	Shares	Value
COMMON STOCKS (continued)
Poland - 0.9%
Allegro.eu SA (A)(B)	478,400	$ 3,934,379
Republic of Korea - 18.6%
Hugel, Inc. (B)	25,700	4,936,814
Hyundai Motor Co.	46,764	16,244,269
KINX, Inc. (B)	60,151	5,566,287
Krafton, Inc. (B)	36,500	6,440,878
Park Systems Corp. (B)	28,700	6,051,445
Samsung Electronics Co. Ltd.	263,247	29,353,302
Shinhan Financial Group Co. Ltd.	184,577	10,809,949
		79,402,944
Republic of South Africa - 4.6%
Investec PLC	756,000	6,289,595
Naspers Ltd., N Shares	214,870	13,188,492
		19,478,087
Russian Federation - 0.0%
Gazprom PJSC, ADR (B)(E)(F)(G)	2,525,844	0
GMK Norilskiy Nickel PAO (B)(E)(F)(G)	737,100	0
Lukoil PJSC, ADR (B)(E)(F)(G)	192,700	0
Mobile TeleSystems PJSC, ADR (B)(E)(F)(G)	382,338	0
Novatek PJSC, GDR (B)(D)(E)(F)(G)	2,914	0
Sberbank of Russia PJSC (B)(E)(F)(G)	1,980,987	0
		0
Saudi Arabia - 1.0%
Saudi Awwal Bank	461,279	4,383,070
Singapore - 0.8%
Trip.com Group Ltd.	58,000	3,577,066
Taiwan - 16.2%
Accton Technology Corp.	127,121	4,503,969
Acter Group Corp. Ltd.	184,900	3,701,525
E Ink Holdings, Inc.	1,027,300	5,712,663
Fusheng Precision Co. Ltd.	636,900	5,433,990
Taiwan Semiconductor Manufacturing Co. Ltd.	885,263	49,931,421
		69,283,568
Turkey - 2.3%
Coca-Cola Icecek AS	3,313,200	5,477,938
KOC Holding AS	949,300	4,533,989
		10,011,927
United Arab Emirates - 1.4%
Emaar Properties PJSC	1,436,075	5,865,521
Yalla Group Ltd., ADR (B)	38,600	272,130
		6,137,651
United Kingdom - 4.3%
Airtel Africa PLC (A)	944,279	4,124,397
Anglo American PLC	139,900	6,524,010
Georgia Capital PLC (B)	169,200	7,813,965
		18,462,372
Transamerica Funds

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States - 3.1%
ACM Research, Inc., Class A (B)	164,200	$ 9,543,304
Tecnoglass, Inc.	75,400	3,687,814
		13,231,118
Uruguay - 2.0%
Arcos Dorados Holdings, Inc., Class A	522,400	4,273,232
MercadoLibre, Inc. (B)	2,000	4,295,580
		8,568,812
Total Common Stocks (Cost $381,903,975)		422,424,337
OTHER INVESTMENT COMPANY - 0.0% *
Securities Lending Collateral - 0.0% *
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.67% (H)	84,295	84,295
Total Other Investment Company (Cost $84,295)		84,295

Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp.,
1.35% (H), dated 01/30/2026, to be
repurchased at $7,566,579 on 02/02/2026.
Collateralized by a U.S. Government
Obligation, 2.50%, due 03/31/2027, and
with a value of $7,717,161.
$ 7,565,728	$ 7,565,728
Total Repurchase Agreement (Cost $7,565,728)	7,565,728
Total Investments (Cost $389,553,998)	430,074,360
Net Other Assets (Liabilities) - (0.6)%	(2,466,882)
Net Assets - 100.0%	$ 427,607,478
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	13.8%	$59,474,725
Broadline Retail	8.7	37,378,169
Banks	8.3	35,619,919
Technology Hardware, Storage & Peripherals	7.8	33,429,274
Capital Markets	7.6	32,500,230
Metals & Mining	5.2	22,176,074
Oil, Gas & Consumable Fuels	4.8	20,807,302
Interactive Media & Services	4.6	19,640,145
Beverages	3.8	16,301,474
Automobiles	3.8	16,244,269
Entertainment	3.4	14,460,233
Transportation Infrastructure	2.9	12,315,091
Hotels, Restaurants & Leisure	2.7	11,826,079
Electronic Equipment, Instruments & Components	2.7	11,764,108
Insurance	2.1	9,016,993
Wireless Telecommunication Services	2.0	8,829,810
Marine Transportation	1.4	6,037,930
Real Estate Management & Development	1.4	5,865,521
Diversified Telecommunication Services	1.3	5,566,287
Leisure Products	1.3	5,433,990
Biotechnology	1.1	4,936,814
Industrial Conglomerates	1.0	4,533,989
Communications Equipment	1.0	4,503,969
Software	1.0	4,478,070
Pharmaceuticals	1.0	4,401,278
Electrical Equipment	1.0	4,190,432
Construction & Engineering	0.9	3,701,525
Building Products	0.9	3,687,814
Diversified Consumer Services	0.4	1,872,491
Consumer Staples Distribution & Retail	0.3	1,430,332
Investments	98.2	422,424,337
Short-Term Investments	1.8	7,650,023
Total Investments	100.0%	$ 430,074,360
Transamerica Funds

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks	$69,810,354	$352,613,983	$0	$422,424,337
Other Investment Company	84,295	—	—	84,295
Repurchase Agreement	—	7,565,728	—	7,565,728
Total Investments	$69,894,649	$360,179,711	$0	$430,074,360
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the total value of 144A securities is $15,249,456, representing 3.6% of the
Fund's net assets.

(B)	Non-income producing security.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $1,792,712, collateralized by cash collateral of $84,295 and non-cash collateral, such as U.S. government securities of $1,787,210. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the total value of the Regulation S securities is $5,832,010, representing
1.4% of the Fund's net assets.

(E)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At January 31, 2026,
the total value of the securities is $0, representing 0.0% of the Fund’s net assets.

(F)	Fair valued as determined in good faith in accordance with TAM's procedures. At January 31, 2026, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(G)	Security deemed worthless.
(H)	Rate disclosed reflects the yield at January 31, 2026.
(I)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(J)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Private Joint Stock Co.
Transamerica Funds

Transamerica Emerging Markets Equity

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Emerging Markets Equity (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Emerging Markets Equity

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds